LOAN COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Unused Commitments [Table Text Block]
At June 30, 2015 and 2014, the Banks had the following outstanding loan commitments:

	2015		2014
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$—	$8,153	$—	$8,543
Commitments to fund real estate construction loans	715	2,974	779	1,426
Other unused commitment:
Commercial and industrial loans	1,299	—	1,379	—
Other	631	415	225	1,034
Letters of credit	—	—	—	—